Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivatives and Fair Value of Financial Instruments
Derivatives and Fair Value of Financial Instruments

Note 9

Derivatives and Fair Value of Financial Instruments

U.S. GAAP discusses several valuation techniques, such as the market approach (prices and other relevant information generated by market conditions involving identical or comparable assets or liabilities), the income approach (techniques to convert future amounts to single present amounts based on market expectations including present value techniques and option pricing) and the cost approach (amount that would be required to replace the service capacity of an asset which is often referred to as replacement cost). U.S. GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Quoted Prices in Active Markets for Identical Assets - Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2: Significant Other Observable Inputs - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Significant Unobservable Inputs - Unobservable inputs that reflect the reporting entity’s own assumptions.

The following tables show assets and liabilities measured at fair value (derivatives exclude margin accounts) on a recurring basis as of December 31, 2011 and 2010 respectively, and also the level within the fair value hierarchy used to measure each category of assets:

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term
investments:
Money market funds	$139,420	$139,420	$–	$–
Corporate bonds	89,146	–	89,146	–
Fixed rate municipal notes and bonds	17,788	–	17,788	–
Emerging markets debt mutual fund	16,399	16,399	–	–
Collateralized mortgage obligations	15,011	–	15,011	–
U.S. Government agency securities	9,757	–	9,757	–
U.S. Treasury securities	4,905	–	4,905	–
Asset backed debt securities	3,533	–	3,533	–
Other	1,484	–	1,484	–
Trading securities- short term investments:
High yield debt securities	20,750	–	20,750	–
Emerging markets trading debt mutual fund	2,487	2,487	–	–
Emerging markets trading debt securities	2,355	–	2,355	–
Other debt securities	221	–	221	–
Trading securities – other current assets:
Domestic equity securities	13,563	13,563	–	–
Foreign equity securities	7,490	3,991	3,499	–
Money market funds	4,521	4,521	–	–
Fixed income mutual funds	4,483	4,483	–	–
U.S. Government agency securities	2,085	–	2,085	–
U.S. Treasury securities	1,474	–	1,474	–
Corporate bonds	72	–	72	–
Other	236	159	77	–
Derivatives
Commodities (1)	5,144	5,144	–	–
Interest rate swaps	–	–	–	–
Foreign currencies	2,247	–	2,247	–
Total Assets	$364,571	$190,167	$174,404	$–
Liabilities:
Derivatives:
Commodities (1)	$5,529	$5,529	$–	$–
Interest rate swaps	11,268	–	11,268	–
Foreign currencies	3,380	–	3,380	–
Total Liabilities	$20,177	$5,529	$14,648	$–

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011, the commodity derivatives had a margin account balance of $8,619,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000.

	Balance
	December 31,
(Thousands of dollars)	2010	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term
investments:
Money market funds	$110,164	$110,164	$–	$–
Corporate bonds	82,351	–	82,351	–
Enhanced cash mutual fund	60,302	60,302	–	–
Fixed rate municipal notes and bonds	20,648	–	20,648	–
Collateralized mortgage obligations	12,380	–	12,380	–
U.S. Government agency securities	10,184	–	10,184	–
U.S. Treasury securities	7,148	–	7,148	–
Asset backed debt securities	2,848	–	2,848	–
Other	2,355	–	2,355	–
Trading securities- short term investments:
High yield debt securities	20,783	–	20,783	–
Emerging markets trading debt securities	2,072	–	2,072	–
Other debt securities	970	–	970	–
Trading securities – other current assets:
Domestic equity securities	13,332	13,332	–	–
Foreign equity securities	8,157	4,131	4,026	–
Fixed income mutual funds	3,758	3,758	–	–
Money market funds	3,208	3,208	–	–
U.S. Treasury securities	2,732	–	2,732	–
U.S. Government agency securities	1,371	–	1,371	–
Other	183	157	26	–
Derivatives:
Commodities (1)	15,966	15,958	8	–
Interest rate swaps	1,410	–	1,410	–
Foreign currencies	120	–	120	–
Total Assets	$382,442	$211,010	$171,432	$–
Liabilities:
Derivatives:
Commodities (1)	$9,170	$9,170	$–	$–
Interest rate swaps	1,161	–	1,161	–
Foreign currencies	11,652	–	11,652	–
Total Liabilities	$21,983	$9,170	$12,813	$–

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2010, the commodity derivatives had a margin account balance of $2,178,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,974,000.

Financial instruments consisting of cash and cash equivalents, net receivables, notes payable and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments.

The fair value of long-term debt is estimated by comparing interest rates for debt with similar terms and maturities. The amortized cost and estimated fair values of investments and long-term debt at December 31, 2011 and 2010 are presented below:

December 31,	2011		2010
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$297,916	$297,443	$307,015	$308,380
Short-term investments, trading debt securities	25,437	25,813	22,254	23,825
Long-term debt	157,252	161,636	93,104	96,438

While management believes its derivatives are primarily economic hedges of its firm purchase and sales contracts or anticipated sales contracts, Seaboard does not perform the extensive record-keeping required to account for these types of transactions as hedges for accounting purposes.

Commodity Instruments

Seaboard uses various grain, meal, hog and energy resource related futures and options to manage its risk to price fluctuations for raw materials and other inventories, finished product sales and firm sales commitments. Seaboard also enters into speculative derivative transactions not directly related to its raw material requirements. The nature of Seaboard’s market risk exposure has not changed materially since December 31, 2010. Commodity derivatives are recorded at fair value, with any changes in fair value being marked to market as a component of cost of sales on the Consolidated Statements of Earnings. Since these derivatives are not accounted for as hedges, fluctuations in the related commodity prices could have a material impact on earnings in any given period.

At December 31, 2011, Seaboard had open net derivative contracts to purchase 23,300 tons of soybean meal, 2,580,000 pounds of soybean oil and 2,280,000 pounds of hogs and open net derivative contracts to sell 10,599,000 bushels of grain and 1,176,000 gallons of heating oil.  At December 31, 2010, Seaboard had open net derivative contracts to purchase 5,880,000 bushels of grain, 2,900 tons of soybean meal and 43,240,000 pounds of hogs and open net derivative contracts to sell 1,806,000 gallons of heating oil.  For the years ended December 31, 2011, 2010 and 2009, Seaboard recognized net realized and unrealized gains of $20,279,000, $8,047,000 and $7,047,000, respectively, related to commodity contracts, primarily included in cost of sales on the Consolidated Statements of Earnings.

Foreign Currency Exchange Agreements

Seaboard enters into foreign currency exchange agreements to manage the foreign currency exchange rate risk with respect to certain transactions denominated in foreign currencies. Foreign exchange agreements that were primarily related to the underlying commodity transaction were recorded at fair value, with changes in value marked to market as a component of cost of sales on the Consolidated Statements of Earnings. Foreign exchange agreements that were not related to an underlying commodity transaction were recorded at fair value, with changes in value marked to market as a component of foreign currency gain on the Consolidated Statements of Earnings. Since these agreements are not accounted for as hedges, fluctuations in the related currency exchange rates could have a material impact on earnings in any given year.

At December 31, 2011 and 2010, Seaboard had trading foreign exchange contracts to cover its firm sales and purchase commitments and related trade receivables and payables, with notional amounts of $158,266,000 and $183,042,000, respectively, primarily related to the South African rand.

Interest Rate Exchange Agreements

In May 2010, Seaboard entered into three ten-year interest rate exchange agreements which involve the exchange of fixed-rate and variable-rate interest payments over the life of the agreements without the exchange of the underlying notional amounts to mitigate the effects of fluctuations in interest rates on variable rate debt. Seaboard pays a fixed rate and receives a variable rate of interest on three notional amounts of $25,000,000 each. In August 2010, Seaboard entered into another ten-year interest rate exchange agreement, with a notional amount of $25,000,000 that has terms similar to those for the other three interest rate exchange agreements referred to above. While Seaboard has certain variable rate debt, these interest rate exchange agreements do not qualify as hedges for accounting purposes. Accordingly, the changes in fair value of these agreements are recorded in Miscellaneous, net in the Consolidated Statement of Earnings. At December 31, 2011 and 2010, Seaboard had four interest rate exchange agreements outstanding with a total notional value of $100,000,000.

The following table provides the amount of gain or (loss) recognized for each type of derivative and where it was recognized in the Consolidated Statement of Earnings for the year ended December 31, 2011 and 2010:

		2011	2010
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income on	Recognized in Income on
(Thousands of dollars)	Derivatives	Derivatives
Commodities	Cost of sales-products	$20,279	$8,047
Foreign currencies	Cost of sales-products	25,692	(18,538)
Foreign currencies	Foreign currency	(1,957)	(1,580)
Interest rate	Miscellaneous, net	(14,467)	(1,309)

The following table provides the fair value of each type of derivative held as of December 31, 2011 and 2010 and where each derivative is included on the Consolidated Balance Sheets:

	Asset Derivatives			Liability Derivatives
		2011	2010		2011	2010
	Balance Sheet	Fair		Balance Sheet	Fair
(Thousands of dollars)	Location	Value		Location	Value
Commodities(1)	Other current assets	$5,144	$15,966	Other current asset	$5,529	$9,170
Foreign currencies	Other current assets	2,247	120	Other accrued liabilities	3,380	11,652
Interest rate	Other current assets	–	1,410	Other accrued liabilities	11,268	1,161

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011 and 2010, the commodity derivatives had a margin account balance of $8,619,000 and $2,178,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000 and $8,974,000, respectively.

Counterparty Credit Risk

Seaboard is subject to counterparty credit risk related to its foreign currency exchange agreements and interest rate swaps, should the counterparties fail to perform according to the terms of the contracts. Seaboard’s foreign currency exchange agreements have a maximum amount of loss due to credit risk in the amount of $2,247,000 with six counterparties.  Seaboard does not hold any collateral related to these agreements.